Average Annual Total Returns - Swan Enhanced Dividend Income ETF		12 Months Ended	22 Months Ended
		Dec. 31, 2025	Dec. 31, 2025
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%	19.22%
CBOE S&P 500 BuyWrite Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]	8.91%	13.65%
Swan Enhanced Dividend Income ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		10.92%	12.38%
Performance Inception Date		Feb. 26, 2024
Swan Enhanced Dividend Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.48%	9.73%
Swan Enhanced Dividend Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.34%	8.41%

[1]	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the index directly. Unlike the Fund’s returns, the index does not reflect any fees or expenses.
[2]	The CBOE S&P 500® BuyWrite Index is an unmanaged index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index®. Index returns assume reinvestment of dividends. Investors may not invest in the index directly. Unlike the Fund’s returns, the index does not reflect any fees or expenses.